Gains or losses on non-current assets held for sale not classified as discontinued operations (Tables)	12 Months Ended
Dec. 31, 2017
Gains Or Losses On Non Current Assets Held For Sale Not Classified As Discontinued Operations [Abstract]
Schedule of gains or losses on non-current assets held for sale that were not classified as discontinued operations

	Millions of euros
Net balance	2017	2016	2015

Tangible assets	(195)	(141)	(171)
Impairment (Note 12)	(306)	(212)	(222)
Gain (loss) on sale	111	71	51
Other gains and other losses	(8)	—	(2)
	(203)	(141)	(173)